Borrowing facilities (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure of detailed information about borrowings [abstract]
Schedule of undrawn committed borrowing facilities
An analysis of the maturity of these undrawn committed facilities is shown below:

	2018	2017
	£m	£m
Undrawn committed borrowing facilities expiring:
Less than 1 year	—	—
In 1 to 2 years	3,910	1,115
In 2 to 3 years	—	2,388
In 3 to 4 years	—	—
In 4 to 5 years	1,773	1,773
More than 5 years	—	—
	5,683	5,276